Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 949,234	$ 878,413
Market value of collateral accepted	287,417	270,677
Assets acquired in exchange of loans	426	412
Decreases (increases) in the Bank's before-tax annual earnings	65	58
The unrealized foreign currency translation losses	384	345
Reverse repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted	136,000	115,000
Standard securities borrowing agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted	183,000	169,000
Collateral not sold or re-pledged	29,000	24,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	326,690	288,770
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 240,073	219,216
Percentage of residential mortgage portfolio insured	43.00%
Percentage of residential mortgage portfolio uninsured to average loan value	54.00%
Retail [member] | AIRB portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 161,339	143,160
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	86,617	69,554
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	44,517	34,002
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	622,544	589,643
Non retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	545,564	521,523
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 76,980	$ 68,120
Top of range [member] | Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio	80.00%